S000038876 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
Northern Trust International Quality Dividend IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.95%	4.86%	4.56%
FlexShares International Quality Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	4.45%	4.16%
FlexShares International Quality Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	3.11%	2.96%
FlexShares International Quality Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.94%	3.26%	3.08%

[1]	Reflects no deduction for fees, expenses or taxes.